FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2007

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler
-------------------------------------
(Signature)

New York, New York
-------------------------------------
(City, State)

November 16, 2007
-------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $48,662 (thousands)

List of Other Included Managers:

         None


                                                         FORM 13F
                                                                                      (SEC USE ONLY)
AMENDED FILING QTR ENDED: 9/30/07              Name of Reporting Manager:        Sandell Asset Management
                                                                                                                   Item 8:
      Item 1:              Item 2 :     Item 3:       Item 4:     Item 5:      Item 6:    Item 7:        Voting Authority (Shares)
  Name of Issuer        Title of Class   CUSIP      Fair Market  Shares or    Investment  Managers
                                         Number       Value      Principal    Discretion  See Instr.V (a) Sole (b) Shared (c) None
                                                     (X$1000)     Amount
INFOSPACE INC             COM NEW       45678T-20-1   48,662     2,771,204 SHS   SOLE                 2,771,204   -          -



                                        Value Total: $48,662
                                        Entry Total:       1

